RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended				6 Months Ended
	Feb. 04, 2019	Dec. 31, 2019	Dec. 19, 2019	Aug. 21, 2019	Jun. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of transactions between related parties [line items]
Amount of accrued independent directors fees and services						$ 199	$ 63
Increase (decrease) in number of shares outstanding	3,124,059		3,225,807	8,326,957
West Kirkland Mining Inc [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions						$ 27	$ 27
Deepkloof Limited ("Deepkloof") [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding	2,141,942	1,612,931		6,940,000	1,111,111